(Vanguard Target Retirement Income Fund Participant) (Vanguard Target Retirement Income Fund, Vanguard Target Retirement Income Fund - Investor Shares)	12 Months Ended
Sep. 30, 2012
Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.16%